Share-based payments (Details Textual)		1 Months Ended	12 Months Ended
	Sep. 26, 2025	Jan. 20, 2015	Mar. 31, 2026 shares	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Jul. 31, 2014 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement			0	8,630,671	0
Number of share options exercisable in share-based payment arrangement			390,000	1,043,802	5,183,587
Associate Stock Option Plan 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares														25,000,000
Number of share options granted in share-based payment arrangement		5,870,800				25,000	195,000	465,000	7,220,000	335,000	150,000	525,000	184,300
Options Plan One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement			4,304,600
Description of vesting requirements for share-based payment arrangement			3/5th of the options vest at the end of one year from the date of grant. The remaining 2/5th vests at the end of every half year during second and third years from the date of grant in four equal instalments
Options Plan Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement			6,612,700
Description of vesting requirements for share-based payment arrangement			2/5th of the options vest at the end of one year from the date of grant. The remaining 3/5th vests at the end of every half year during second, third and fourth years in six equal instalments
Options Plan Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement			4,052,800
Description of vesting requirements for share-based payment arrangement			2/5th of the options vest at the end of two years from the date of grant. The remaining 3/5th vests at the end of every half year during third, fourth and fifth years in six equal instalments.
Optional Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement			65,000
Restated number of outstanding share option			78,788
SISL Employee Stock Option Plan 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	30,000,000		18,790,000	0
Description of vesting requirements for share-based payment arrangement	The options vest subject to continued employment and achievement of specified performance conditions, with 40% vesting after two years from the grant date and the remaining 60% vesting over the subsequent three years in equal half-yearly tranches.		2/5th of the options vests at the end of two years from the date of grant.The remaining 3/5th of the options vests equally every six months over the next 3 years.
Number of share options exercisable in share-based payment arrangement			0	0